Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS II, INC
Entity Central Index Key	0000049905
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000185805 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class F
Trading Symbol	HGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	27.56%	13.36%	16.10%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000011243 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class Y
Trading Symbol	HGOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	27.46%	13.26%	16.06%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148302 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	HGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	27.56%	13.36%	16.13%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040920 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	HGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	27.40%	13.24%	16.01%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	HGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	27.04%	12.91%	15.67%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	HGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$163	1.44%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	26.64%	12.56%	15.31%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035166 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class I
Trading Symbol	HGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	27.41%	13.25%	16.01%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000011238 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class C
Trading Symbol	HGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.87%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	25.12%	12.09%	14.84%
Class C (without 1.00% contingent deferred sales charge)	26.12%	12.09%	14.84%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000011236 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class A
Trading Symbol	HGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 3000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Information Technology, Communication Services, and Industrials contributed to relative results.
  The Fund’s underweight allocation to Consumer Staples and overweight allocations to Communication Services and Utilities sectors contributed to relative results.
  The largest individual contributors over the period were an out-of-benchmark position in Celestica (Information Technology), and overweight positions in Broadcom (Information Technology) and Spotify (Communication Services).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative underperformance. Allocation effect was driven by the Fund’s underweight to Consumer Discretionary and Information Technology and overweight to Health Care sectors.
  Stock selection also detracted from returns with weak selection in Consumer Discretionary and Consumer Staples.
  Top individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), an overweight position in Tradeweb Markets (Financials), and an underweight position in Palantir (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	20.14%	11.71%	15.07%
Class A (without 5.50% maximum front-end sales charge)	27.13%	12.98%	15.72%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
Russell 1000 Growth Index	30.52%	19.24%	18.28%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 7,064,747,740
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 41,826,834
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$7,064,747,740
Total number of portfolio holdings (excluding derivatives, if any)	54
Total investment management fees paid	$41,826,834
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	48.0%
Communication Services	18.3%
Consumer Discretionary	15.1%
Health Care	6.9%
Industrials	4.4%
Financials	3.8%
Real Estate	0.8%
Consumer Staples	0.7%
Energy	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 10% of the Fund’s net assets. As of the same date, “Currency Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. In addition, effective February 28, 2025, the Fund’s principal investment strategy was revised to include examples of the sectors in which the Fund may focus its investments, such as the information technology, consumer discretionary and communication services sectors. As of the same date, “Focused Portfolio Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000011245 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146*	1.40%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 146	[1]
Expense Ratio, Percent	1.40%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	2.91%	4.50%	7.32%
Class A (without 5.50% maximum front-end sales charge)	8.90%	5.69%	7.93%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000011247 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225*	2.16%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 225	[2]
Expense Ratio, Percent	2.16%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.10%	4.89%	7.16%
Class C (without 1.00% contingent deferred sales charge)	8.10%	4.89%	7.16%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035167 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107*	1.02%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 107	[3]
Expense Ratio, Percent	1.02%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	9.33%	6.07%	8.30%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040921 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	HSLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$168*	1.61%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 168	[4]
Expense Ratio, Percent	1.61%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	8.68%	5.42%	7.65%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040922 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R4
Trading Symbol	HSLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$139*	1.33%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 139	[5]
Expense Ratio, Percent	1.33%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	8.99%	5.73%	7.98%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040923 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	HSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108*	1.03%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 108	[6]
Expense Ratio, Percent	1.03%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	9.16%	6.03%	8.29%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148303 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	HSLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95*	0.91%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 95	[7]
Expense Ratio, Percent	0.91%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	9.43%	6.16%	8.42%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011252 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	HSLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103*	0.98%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 103	[8]
Expense Ratio, Percent	0.98%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	9.39%	6.10%	8.37%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class Y was changed to 0.074% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class Y was changed to 0.074% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185807 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class F
Trading Symbol	HSLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95*	0.91%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 95	[9]
Expense Ratio, Percent	0.91%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence (AI)-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s (Fed) rate-cut path. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed modestly to relative performance over the period due to the Fund’s overweight allocations to the Industrials and Materials sectors and an underweight allocation to the Financials sector.
  Security selection within the Health Care sector contributed positively to performance.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (Health Care) and AeroVironment (Industrials) and an out-of-benchmark position in Verona Pharma (Health Care).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance, driven by weak selection within the Information Technology, Industrials, and Materials sectors.
  The Fund’s overweight allocations to Consumer Discretionary and Consumer Staples sectors and an underweight allocation to the Health Care sector also detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Rocket Lab USA (Industrials), an overweight in Sweetgreen (Consumer Discretionary), and an out-of-benchmark position in Freshpet (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	9.45%	6.17%	8.39%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 305,787,913
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 2,492,419
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$305,787,913
Total number of portfolio holdings (excluding derivatives, if any)	153
Total investment management fees paid	$2,492,419
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.4%
Health Care	22.1%
Information Technology	21.7%
Financials	12.6%
Consumer Discretionary	9.9%
Consumer Staples	1.9%
Materials	1.7%
Energy	1.4%
Real Estate	1.3%
Communication Services	1.2%
Utilities	0.8%
Short-Term Investments	9.0%
Other Assets & Liabilities	(9.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172564 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	6.12%	11.97%	9.63%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185815 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class F
Trading Symbol	HFDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.14%	11.96%	9.61%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class Y
Trading Symbol	HFDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.03%	11.86%	9.53%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172562 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R5
Trading Symbol	HFDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.03%	11.84%	9.50%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172561 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R4
Trading Symbol	HFDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	5.72%	11.54%	9.23%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172560 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R3
Trading Symbol	HFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.39%	11.18%	8.92%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172559 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	SMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.04%	11.86%	9.53%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172558 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	HFDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.92%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	3.94%	10.73%	8.52%
Class C (without 1.00% contingent deferred sales charge)	4.94%	10.73%	8.52%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172557 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	SMDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation within the Information Technology and Consumer Staples sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefited particularly from an overweight to the Communications equipment industry and strong stock selection within the Technology hardware industry. The positive contribution within the Consumer Staples sector was from strong stock selection in the personal care industry and an underweight in the household products industry.
  The top contributor from a stock point of view was Ciena. Ciena designs and delivers advanced hardware, software, and services that power high-speed optical and packet-based networks for telecom carriers, cloud providers, and large-scale data centers. During the period, Ciena has seen increased attention driven by strong demand from cloud providers for its WaveLogic optical solutions, particularly WaveLogic 6e.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from the Fund’s performance over the period. The Fund’s relative performance in the Financials sector lagged due to poor stock selection within the capital markets and insurance industries. The Fund’s performance in the Industrials sector also suffered from poor stock selection. An overweight in the professional services industry and poor stock selection in the electrical equipment industry detracted the most within the sector.
  A notable detractor for the period was Robert Half. Robert Half is a global staffing and consulting firm that provides professional talent in areas like accounting, finance, technology, and administrative support, as well as business consulting services. The stock declined during the period in reaction to weaker than expected results and guidance as caution around tariffs led to reduced demand which resulted in deleveraging and lower margins. Despite being strong allocators of capital historically, the stock was not rewarded as small business employment remained sluggish.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(0.08)%	10.31%	8.62%
Class A (without 5.50% maximum front-end sales charge)	5.74%	11.57%	9.23%
Russell Midcap Index	10.79%	12.33%	10.63%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 958,529,541
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,416,875
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$958,529,541
Total number of portfolio holdings (excluding derivatives, if any)	67
Total investment management fees paid	$7,416,875
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.2%
Information Technology	24.5%
Financials	10.9%
Consumer Discretionary	9.7%
Health Care	8.5%
Real Estate	4.9%
Utilities	4.5%
Energy	3.8%
Consumer Staples	3.2%
Communication Services	2.9%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172566 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class A
Trading Symbol	STWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(2.19)%	(0.35)%	1.68%
Class A (without 4.50% maximum front-end sales charge)	2.40%	0.57%	2.15%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class C
Trading Symbol	HFKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	0.52%	(0.33)%	1.39%
Class C (without 1.00% contingent deferred sales charge)	1.52%	(0.33)%	1.39%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172568 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class I
Trading Symbol	STWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	2.66%	0.79%	2.39%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class Y
Trading Symbol	HFKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	2.62%	0.71%	2.34%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185817 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class F
Trading Symbol	HFKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	2.73%	0.81%	2.42%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class SDR
Trading Symbol	HFKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
 United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2025, due to positive economic data, lower inflation, and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s overweight to tax-exempt Federal Agency Municipal Bonds was a material positive contributor.
  The Fund’s long duration relative to the benchmark had a material positive impact as yields fell late in the period.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals had a material negative impact. Specific General Obligation Securities were the main factor as they underperformed the broader municipal bond index.
  The Fund’s sector selection within Tax-Exempt General Obligations detracted as the Fund was overweight this sector during Q1 2025 and Q2 2025 when the sector underperformed relative to the broad tax-exempt municipal bond index, partially due to their longer durations.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	2.73%	0.82%	2.41%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 854,215,105
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 4,896,772
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$854,215,105
Total number of portfolio holdings	184
Total investment management fees paid	$4,896,772
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	85.3%
U.S. Government Agencies^	4.4%
U.S. Government Securities	1.9%
Short-Term Investments	7.5%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172577 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class SDR
Trading Symbol	SEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$114	0.97%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	34.20%	7.45%	8.62%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185819 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HHHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$114	0.97%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	34.14%	7.45%	8.59%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172576 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$126	1.08%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	34.07%	7.32%	8.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172575 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HHHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$126	1.08%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	34.14%	7.33%	8.49%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172574 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HHHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$160	1.37%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	33.70%	7.02%	8.26%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172573 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HHHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$190	1.63%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	33.33%	6.76%	8.01%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172572 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	SEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	34.01%	7.27%	8.44%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172571 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HHHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241	2.07%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	31.73%	6.29%	7.54%
Class C (without 1.00% contingent deferred sales charge)	32.73%	6.29%	7.54%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172570 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.41%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the trailing twelve-month period ending October 31, 2025. This occurred amid policy uncertainty relating to trade tariffs implemented by the Trump administration and its implications for the global economy, ongoing growth in artificial intelligence and a weaker US dollar. Fund performance described below is relative to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  The underweight positions to India and Saudi Arabia and the overweight to Poland positively contributed.
  Stock selection was positive in Taiwan, China and Korea.
Top Detractors to Performance
  The off-benchmark exposure to Argentina, as well as the overweight to Brazil and underweight to China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in Brazil, South Africa and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	26.21%	5.77%	7.55%
Class A (without 5.50% maximum front-end sales charge)	33.55%	6.97%	8.16%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 27, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,414,561,006
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 54,983,006
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,414,561,006
Total number of portfolio holdings (excluding derivatives, if any)	101
Total investment management fees paid	$54,983,006
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.3%
Taiwan	23.4%
South Korea	13.4%
India	11.2%
Brazil	6.8%
South Africa	3.3%
United Arab Emirates	2.2%
Mexico	2.0%
Poland	2.0%
Hong Kong	1.8%
Other**	6.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.
In addition, effective November 27, 2024, the contractual arrangement that limited the amount of the transfer agency fee applicable to the Fund’s Class A shares was terminated, and effective February 27, 2025, the Fund’s transfer agent entered into a new transfer agency fee waiver agreement and agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A as follows: 0.200% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective November 27, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.9500% of the first $1 billion; 0.9000% of the next $4 billion; 0.8900% of the next $5 billion; and 0.8850% in excess of $10 billion annually of the Fund’s average daily net assets.
In addition, effective November 27, 2024, the contractual arrangement that limited the amount of the transfer agency fee applicable to the Fund’s Class A shares was terminated, and effective February 27, 2025, the Fund’s transfer agent entered into a new transfer agency fee waiver agreement and agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A as follows: 0.200% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172578 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	8.28%	2.98%	3.30%
Class A (without 4.50% maximum front-end sales charge)	13.32%	3.94%	3.78%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class A expense limitation was reduced to 0.90% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class A expense limitation was reduced to 0.90% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172579 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	HFZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.70%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	11.46%	3.16%	3.09%
Class C (without 1.00% contingent deferred sales charge)	12.46%	3.16%	3.09%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class C expense limitation was reduced to 1.70% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class C expense limitation was reduced to 1.70% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172580 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class I
Trading Symbol	SMSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	13.70%	4.19%	4.06%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class I expense limitation was reduced to 0.60% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class I expense limitation was reduced to 0.60% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172581 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R3
Trading Symbol	HFZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$125	1.17%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	12.99%	3.63%	3.67%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R3 expense limitation was reduced to 1.17% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R3 expense limitation was reduced to 1.17% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172582 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R4
Trading Symbol	HFZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	13.52%	3.95%	3.90%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R4 expense limitation was reduced to 0.87% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R4 expense limitation was reduced to 0.87% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172583 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R5
Trading Symbol	HFZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	13.73%	4.24%	4.08%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R5 expense limitation was reduced to 0.57% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class R5 expense limitation was reduced to 0.57% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172584 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class Y
Trading Symbol	HFZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	13.75%	4.25%	4.11%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class Y expense limitation was reduced to 0.55% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class Y expense limitation was reduced to 0.55% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185821 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class F
Trading Symbol	HFZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	13.92%	4.37%	4.14%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class F expense limitation was reduced to 0.45% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class F expense limitation was reduced to 0.45% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172585 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class SDR
Trading Symbol	SMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the twelve-month period ending October 31, 2025, the emerging-market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, generated returns supported by an improving macroeconomic environment. Inflation pressures across many emerging economies continued to ease, enabling central banks to adopt a more flexible policy stance and helping to stabilize interest-rate dynamics. Growth differentials remained favorable relative to Developed Markets, while many sovereign and corporate issuers entered the period with stronger external balances, reduced leverage, and improved access to global capital markets. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance over the year was supported by strong contributions from Hard Currency Sovereign Bonds, complemented by gains in Corporate Bonds. Within Sovereigns, an overweight to Latin America was a key driver, as the region benefited from proactive monetary easing, improving fiscal balances, and attractive real yields following earlier rate hikes.
  Security selection further enhanced results, with exposures to Ecuador, Argentina, and El Salvador contributing strongly. Ecuador advanced amid progress on debt restructuring and renewed engagement with external creditors, Argentina rallied as fiscal reforms and policy credibility improved under the Milei administration, and El Salvador benefited from high carry and political stability following President Bukele’s re-election.
  In the Middle East, Egypt added value on the back of International Monetary Fund support, robust external funding, and improving FX liquidity.
  Our underweight to Asia was additive, while exposures to Sri Lanka and Hong Kong contributed positively through restructuring progress and resilient credit fundamentals.
Top Detractors to Performance
  Performance in the Fund was detracted from by security selection within Local Currency Sovereign Bonds, as well as from exposures across select African markets. Positions in Senegal and Nigeria weighed on returns. Senegal underperformed as fiscal concerns and delays in fiscal consolidation ahead of the election cycle tempered investor confidence and pressured local yields. Nigeria’s bonds also lagged due to persistent currency volatility, slow progress on structural reforms, and elevated inflation, which undermined real returns.
  Broader weakness across local currency debt was driven by higher global yields and limited policy flexibility in several frontier markets, offsetting gains elsewhere in the portfolio.
During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	13.87%	4.35%	4.17%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	11.29%	2.78%	3.98%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 32,547,104
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 99,306
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$32,547,104
Total number of portfolio holdings	208
Total investment management fees paid	$99,306
Portfolio turnover rate	164%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	15.7%
Brazil	10.1%
Colombia	4.7%
Peru	4.7%
Chile	4.4%
South Africa	4.4%
Turkey	4.4%
India	3.9%
Egypt	3.7%
Ivory Coast	3.2%
Other**	38.1%
Short-Term Investments	2.7%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class SDR expense limitation was reduced to 0.45% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
During the period, the Fund’s classification changed from non-diversified to diversified.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the management fee of Hartford Funds Management Company, LLC set forth in the investment management agreement with respect to the Fund changed to the following: 0.4000% of the first $1 billion; and 0.3900% in excess of $1 billion annually of the Fund’s average daily net assets. Effective November 1, 2024, the Fund's Class SDR expense limitation was reduced to 0.45% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Risks Change [Text Block]	During the period, the Fund’s classification changed from non-diversified to diversified.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172609 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class SDR
Trading Symbol	SCIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	23.24%	11.53%	9.49%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185827 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class F
Trading Symbol	HSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	23.21%	11.54%	9.47%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172608 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class Y
Trading Symbol	HSWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	23.14%	11.42%	9.41%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172607 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R5
Trading Symbol	HSWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	23.03%	11.42%	9.39%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172606 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R4
Trading Symbol	HSWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	22.67%	11.07%	9.14%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172605 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R3
Trading Symbol	HSWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	22.39%	10.76%	8.92%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172604 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class I
Trading Symbol	SCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	23.08%	11.44%	9.39%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.112% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.112% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class C
Trading Symbol	HSWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.80%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.81%	10.31%	8.40%
Class C (without 1.00% contingent deferred sales charge)	21.81%	10.31%	8.40%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class A
Trading Symbol	SCVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose in the trailing twelve-month period ending October 31, 2025, as robust earnings growth and easing trade tensions through the year supported gains. Continued strong momentum in Artificial Intelligence (AI) infrastructure was a key thematic driver. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ending October 31, 2025.
Top Contributors to Performance
  Stock selection in Communication Services was the primary contributor to performance. In this sector, Japanese Softbank Group and Chinese Tencent Music Entertainment Group were strongest.
  Several banks held in the Fund were among the top individual contributors, including Bankinter, Lloyds Banking Group, and Erste Group Bank.
  The allocation to Legrand (Industrials) contributed positively to returns driven by its data center segment.
Top Detractors to Performance
  Bunzl (Consumer Discretionary) was a key detractor during this period, driven by a challenging end-market, particularly in the North American food services business. Takeaway packaging post COVID, stronger competition, and ongoing transition to own-branded products have been a drag on near-term volumes.
  Recruit Holdings (Industrials) also detracted from performance as it experienced hiring slowdowns in core markets. Investor sentiment has been negatively influenced by fears that AI-driven job search tools could erode traffic.
  Japanese MS&AD Insurance Group Holdings (Financials) also negatively impacted returns following catastrophe losses from Typhoon Yagi’s late-September landfall.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.98%	9.90%	8.47%
Class A (without 5.50% maximum front-end sales charge)	22.75%	11.14%	9.09%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 9,557,264,345
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 51,184,851
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$9,557,264,345
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$51,184,851
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	17.2%
United Kingdom	15.3%
United States	14.1%
Germany	7.6%
China	6.9%
Switzerland	6.6%
Taiwan	6.1%
Netherlands	5.1%
Singapore	2.6%
France	2.3%
Other**	14.0%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172610 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class A
Trading Symbol	SIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.11%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	26.63%	13.62%	7.32%
Class A (without 5.50% maximum front-end sales charge)	33.99%	14.91%	7.92%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172611 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class C
Trading Symbol	HFYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.87%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	32.03%	14.08%	7.23%
Class C (without 1.00% contingent deferred sales charge)	33.03%	14.08%	7.23%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class I
Trading Symbol	SIDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	34.21%	15.22%	8.21%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R3
Trading Symbol	HFYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.39%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	33.54%	14.60%	7.66%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172614 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R4
Trading Symbol	HFYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$136	1.16%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	33.92%	14.86%	7.91%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172615 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R5
Trading Symbol	HFYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98	0.84%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	34.27%	15.21%	8.20%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class Y
Trading Symbol	HFYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	34.26%	15.22%	8.25%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185829 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class F
Trading Symbol	HFYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	34.47%	15.33%	8.31%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class SDR
Trading Symbol	SIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets, as measured by MSCI ACWI ex USA Index (Net), performed strongly over the twelve-month period ended October 31, 2025, driven by performance of European markets in the first half of 2025 and gains among Emerging Markets (EM), China, South Korea and Taiwan in particular, posted in the third quarter of 2025. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Strong tailwinds came from positive stock selection in cheap, quality cyclical banks in Germany and the United Kingdom.
  Positioning in EM Asian Technology and Industrials was particularly beneficial. Favorable stock selection in Taiwanese and Korean semis and deeper value Korean and Taiwanese Manufacturing were notable areas of strength.
Top Detractors to Performance
  In Japan, a lack of exposure to SoftBank (expensive valuation) weighed on relative performance towards the end of the period.
  Underexposure to Chinese online services company Tencent also detracted as the shares surged over the period on improved sentiment.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	34.54%	15.36%	8.34%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
MSCI ACWI ex USA Value Index (Net)	28.16%	15.38%	7.51%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,649,268,593
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 15,701,021
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,649,268,593
Total number of portfolio holdings	498
Total investment management fees paid	$15,701,021
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.3%
Consumer Discretionary	12.0%
Industrials	11.9%
Information Technology	7.7%
Energy	7.3%
Health Care	5.8%
Utilities	5.8%
Materials	5.4%
Communication Services	4.8%
Consumer Staples	3.3%
Real Estate	1.6%
Short-Term Investments	0.9%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172625 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SCURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class SDR	6.90%	9.23%	8.14%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185831 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class F
Trading Symbol	HOOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.88%	9.22%	8.12%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	HOOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.77%	9.11%	8.05%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	HOOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.78%	9.12%	8.02%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	HOOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	6.43%	8.78%	7.78%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172621 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	HOORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.14%	8.47%	7.49%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172620 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	SCUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.71%	9.07%	8.01%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class C
Trading Symbol	HOOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.10%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	4.64%	7.97%	7.01%
Class C (without 1.00% contingent deferred sales charge)	5.64%	7.97%	7.01%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, Hartford Funds Management Company, LLC has contractually agreed to extend the existing contractual limitation arrangement. This arrangement will remain in place through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	SCUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the twelve-month period ending October 31, 2025, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were allocations to the Information Technology, Consumer Staples, and Real Estate sectors. The Fund’s relative performance in the Information Technology sector benefited from both strong sector allocation and stock selection within the communications equipment industry. Within the Consumer Staples sector, positive contribution was led by stock selection in the personal care and distribution retail industries. The Real Estate sector was led by an underweight to the Retail and Hotel REITs industries.
  The top contributor from a stock point of view was Lumentum Holdings.  Lumentum Holdings produces photonic and optical components for telecom, data centers, and 3D sensing. Surging demand for optical components in AI data centers has helped Lumentum Holdings record solid growth during the period.
Top Detractors to Performance
  The Fund’s security selection in the Financials, Industrials, and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Financial sector lagged due to stock selection within the financial services and insurance groups. Within Industrials, the Fund’s stock selection within the aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was Compass Diversified Holdings. Compass owns and manages middle-market businesses. The stock reacted negatively after Compass Diversified disclosed non-reliance on financial statements for fiscal 2024 amid an ongoing internal investigation into its subsidiary, Lugano Holding.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	0.59%	7.56%	7.10%
Class A (without 5.50% maximum front-end sales charge)	6.46%	8.78%	7.71%
Russell 2000 Index	14.41%	11.50%	9.36%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 176,163,468
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,850,973
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$176,163,468
Total number of portfolio holdings (excluding derivatives, if any)	81
Total investment management fees paid	$1,850,973
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	23.3%
Information Technology	19.5%
Financials	17.0%
Health Care	11.6%
Consumer Discretionary	9.0%
Materials	5.2%
Energy	3.3%
Real Estate	3.2%
Utilities	2.7%
Consumer Staples	2.2%
Communication Services	0.6%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective November 1, 2025, the Fund’s Class A expense limitation will be reduced to 1.27% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Class A expense limitation will be reduced to 1.27% of the average daily net assets attributable to the class (with certain exclusions). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230639 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class I
Trading Symbol	HSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class I	6.75%	(0.11)%	2.18%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230641 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	HSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class R3	6.36%	(0.27)%	2.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230640 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	HSSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class R4	6.54%	(0.21)%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230642 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	HSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class R5	6.82%	(0.07)%	2.21%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230638 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class Y	6.77%	(0.06)%	2.22%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class F
Trading Symbol	HSSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class F	6.82%	0.02%	2.27%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class SDR
Trading Symbol	SCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2025, because of positive economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation was the main contributor. The Fund’s relative overweight to Banking was the main factor, with the overweight to Energy also being constructive. The out of benchmark exposure to Tax-Exempt Municipals and Collateralized Mortgage Obligation (CMOs) also contributed.
  The Fund’s duration was a positive contributor to the Fund’s relative returns and absolute returns given the drop in yields over the period.
Top Detractors to Performance
  The Fund’s holdings in specific Industrials detracted the most. Within Industrials, Communications and Consumer Non-Cyclicals detracted the most. Among Non-Corporates, specific Taxable Municipal and Sovereigns detracted.
  The underweight allocation to Agency Mortgage-Backed Securities was a notable detractor.
During the period, the Fund used Treasury futures to manage duration and yield curve exposure, which contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (January 31, 2018)
Class SDR	6.84%	0.00%	2.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.89%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 78,497,712
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 255,180
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$78,497,712
Total number of portfolio holdings	189
Total investment management fees paid	$255,180
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	28.4%
U.S. Government Agencies^	25.2%
U.S. Government Securities	25.2%
Municipal Bonds	14.8%
Foreign Government Obligations	2.2%
Asset-Backed & Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	2.6%
Other Assets & Liabilities	1.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities. As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the principal investment strategy of the Fund was revised (1) to remove references to bank loans, loan participations and loan assignments; and (2) to reflect that the Fund may invest in certain restricted securities.
Material Fund Change Risks Change [Text Block]	As of the same date, “High Yield Investments Risk,” “Currency Risk,” and “Loans and Loan Participations Risk” were removed from the Fund’s principal risks and were designated instead as additional risks, and “Restricted Securities Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236223 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class SDR
Trading Symbol	HFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class SDR	28.72%	18.15%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247958 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class F
Trading Symbol	HFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class F	28.73%	18.15%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247959 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class Y
Trading Symbol	HFAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class Y	28.52%	18.06%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247962 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class R5
Trading Symbol	HFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class R5	28.60%	18.08%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236224 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class I
Trading Symbol	HFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class I	28.45%	18.02%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247961 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class C
Trading Symbol	HFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.30%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class C (with 1.00% contingent deferred sales charge)	27.01%	17.56%
Class C (without 1.00% contingent deferred sales charge)	28.01%	17.56%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247960 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class A
Trading Symbol	HFAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw strong returns over the past twelve months with the Financials and Industrials sectors leading the way. Fund performance described below is relative to the Fund’s benchmark, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Several of the European Banks held in the Fund were among the top individual contributors, including Societe Generale, ABN Amro, Standard Chartered and Barclays.
  Nippon Television, the Japanese entertainment company, saw its share price increase over the past year, driven by governance reforms, share buybacks, and strong cash flow.
  Hon Hai Precision Industry, the Taiwan-based technology company, was a top contributor once again as it has benefited from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  British advertising group WPP has been facing challenges. The struggles can be attributed to macroeconomic uncertainties, client losses to rival companies, and a slowdown in new business opportunities.
  Dentsu Group, a Japanese media company, underperformed due to weak international results, strategic missteps that hurt organic growth and uncertainty from major restructuring plans.
  Henkel’s share price fell due to a cautious 2025 outlook with weak consumer demand and lower-than-expected growth guidance overshadowing strong 2024 results.
During the period, the Fund made limited use of derivatives for efficient portfolio management and risk reduction purposes, which had a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (May 24, 2022)
Class A (with 5.50% maximum front-end sales charge)	21.17%	15.94%
Class A (without 5.50% maximum front-end sales charge)	28.22%	17.86%
MSCI EAFE Value Index (Net)	29.55%	15.40%
MSCI EAFE Index (Net)	23.03%	13.06%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 150,672,564
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 684,771
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$150,672,564
Total number of portfolio holdings	52
Total investment management fees paid	$684,771
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.0%
Japan	13.5%
Germany	10.4%
France	9.8%
United States	9.0%
Netherlands	6.0%
South Korea	3.7%
Switzerland	2.4%
South Africa	2.3%
Taiwan	2.3%
Other**	15.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000244676 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Opportunities Fund (Consolidated)(formerly, Hartford Schroders Diversified Growth Fund)
Class Name	Class I
Trading Symbol	HFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 86	[10]
Expense Ratio, Percent	0.80%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2025, supported by optimism surrounding artificial intelligence and technology innovation, as well as expectations that major central banks would begin easing monetary policy. Investor sentiment was further lifted by resilient corporate earnings and moderating inflation across key developed markets. Government bond yields initially rose as inflation remained elevated and markets anticipated higher-for-longer policy rates, but later declined as disinflation progressed and investors priced in prospective rate cuts for 2025. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, our allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within Global Equities, our allocation to MSCI ACWI Index futures contributed positively. Our allocation to Emerging Market Equities positions such as MSCI EM Index futures and iShares MSCI South Korea ETF also added to returns over the period.
  Within the fixed income portion of the Fund, the largest contributor to performance was our allocation to Mortgage-Backed Securities. This was followed by our investment in High Yield Debt and Investment Grade Credit.
  Our tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the Alternative Asset Class as gold reached all-time highs during the year. Returns were bolstered by the use of a total return swap related to Bloomberg Precious Metals Index. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
  Within the equity portion of the Fund, the largest detractor to performance was our allocation to U.S. equities, specifically the Fund’s position in S&P 500 index futures. Additional losses within the Fund came from our allocation to European equities, specifically our allocation to Euro Stoxx Banks Index futures.
  Turning to the fixed income portion of the Fund, Government Bonds were the Fund’s largest detractor over the period as our allocation to German bonds weighed on returns. Additionally, positions in U.S. 10-year Treasury detracted from overall performance.
  Over the period, our core currency hedges detracted as the US dollar weakened.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (September 20, 2023)
Class I	14.58%	15.20%
Blended Benchmark	14.25%	14.17%
MSCI ACWI Index (Net)	22.64%	22.28%
Bloomberg US Aggregate Bond Index	6.16%	6.38%
ICE BofA US 3-Month Treasury Bill Index plus 5%	9.68%	10.26%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 153,317,087
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 673,976
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$153,317,087
Total number of portfolio holdings	836
Total investment management fees paid	$673,976
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.1%
Exchange-Traded Funds	17.1%
U.S. Government Agencies^	9.7%
Preferred Stocks	0.0%†
Short-Term Investments	14.7%
Other Assets & Liabilities	5.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, Hartford Schroders Diversified Growth Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, Hartford Schroders Diversified Growth Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000244677 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Opportunities Fund (Consolidated)(formerly, Hartford Schroders Diversified Growth Fund)
Class Name	Class SDR
Trading Symbol	HFSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$70*	0.65%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 70	[11]
Expense Ratio, Percent	0.65%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2025, supported by optimism surrounding artificial intelligence and technology innovation, as well as expectations that major central banks would begin easing monetary policy. Investor sentiment was further lifted by resilient corporate earnings and moderating inflation across key developed markets. Government bond yields initially rose as inflation remained elevated and markets anticipated higher-for-longer policy rates, but later declined as disinflation progressed and investors priced in prospective rate cuts for 2025. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, our allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within Global Equities, our allocation to MSCI ACWI Index futures contributed positively. Our allocation to Emerging Market Equities positions such as MSCI EM Index futures and iShares MSCI South Korea ETF also added to returns over the period.
  Within the fixed income portion of the Fund, the largest contributor to performance was our allocation to Mortgage-Backed Securities. This was followed by our investment in High Yield Debt and Investment Grade Credit.
  Our tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the Alternative Asset Class as gold reached all-time highs during the year. Returns were bolstered by the use of a total return swap related to Bloomberg Precious Metals Index. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
  Within the equity portion of the Fund, the largest detractor to performance was our allocation to U.S. equities, specifically the Fund’s position in S&P 500 index futures. Additional losses within the Fund came from our allocation to European equities, specifically our allocation to Euro Stoxx Banks Index futures.
  Turning to the fixed income portion of the Fund, Government Bonds were the Fund’s largest detractor over the period as our allocation to German bonds weighed on returns. Additionally, positions in U.S. 10-year Treasury detracted from overall performance.
  Over the period, our core currency hedges detracted as the US dollar weakened.
During the period, the Fund used Treasury futures which had no material impact to the Fund’s performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 5,000,000 Investment
The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (September 20, 2023)
Class SDR	14.76%	15.36%
Blended Benchmark	14.25%	14.17%
MSCI ACWI Index (Net)	22.64%	22.28%
Bloomberg US Aggregate Bond Index	6.16%	6.38%
ICE BofA US 3-Month Treasury Bill Index plus 5%	9.68%	10.26%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 153,317,087
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 673,976
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$153,317,087
Total number of portfolio holdings	836
Total investment management fees paid	$673,976
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.1%
Exchange-Traded Funds	17.1%
U.S. Government Agencies^	9.7%
Preferred Stocks	0.0%†
Short-Term Investments	14.7%
Other Assets & Liabilities	5.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, Hartford Schroders Diversified Growth Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, Hartford Schroders Diversified Growth Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf

[1]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[2]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[3]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[4]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[5]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[6]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[7]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[8]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[9]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[10]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[11]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.